Consolidated Balance Sheets (FY) - USD ($) $ in Thousands	Jun. 30, 2019	Mar. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Jan. 01, 2017	Dec. 31, 2016	Dec. 31, 2015
Investment in real estate:
Land and improvements	$ 1,595,005			$ 1,598,063			$ 1,121,590
Building and improvements	3,241,923			3,250,420			2,263,381
In-place lease assets	460,994			464,721			313,432
Above-market lease assets	66,740			67,140			53,524
Total investment in real estate assets	5,364,662			5,380,344			3,751,927
Accumulated depreciation and amortization	(667,037)			(565,507)			(462,025)
Net investment in real estate assets	4,697,625			4,814,837			3,289,902
Investment in unconsolidated joint ventures	42,418			45,651			0
Total investment in real estate assets, net	4,740,043			4,860,488			3,289,902
Cash and cash equivalents	17,772			16,791	$ 8,310		5,716		$ 8,224
Restricted cash	34,784			67,513	16,728		21,729		41,722
Accounts receivable – affiliates				5,125			6,102
Corporate intangible assets, net	4,401			14,054			55,100
Goodwill	29,066			29,066			29,085
Other assets, net	131,101			153,076			118,448
Real estate investment and other assets held for sale	15,877			17,364			0
Total assets	4,976,453			5,163,477			3,526,082
Liabilities:
Debt obligations, net	2,423,405			2,438,826			1,806,998
Earn-out liability	32,000			39,500			38,000
Deferred income	14,899			14,025			9,137
Accounts payable and other liabilities	138,780			126,074			102,641
Liabilities of real estate investment held for sale	302			596			0
Total liabilities	2,734,427			2,750,580			2,047,400
Commitments and contingencies (Note 10)	0			0			0
Equity:
Preferred stock, $0.01 par value per share, 10,000 shares authorized, zero shares issued and outstanding at December 31, 2018 and 2017	0			0			0
Common stock, $0.01 par value per share, 1,000,000 shares authorized, 279,803 and 185,233 shares issued and outstanding at December 31, 2018 and 2017, respectively	2,838			2,798			1,852
Additional paid-in capital	2,718,871			2,674,871			1,629,130
Accumulated other comprehensive income (“AOCI”)	(20,538)			12,362			16,496
Accumulated deficit	(830,358)			(692,045)			(601,238)
Total stockholders’ equity	1,870,813			1,997,986			1,046,240
Noncontrolling interests	371,213			414,911			432,442
Total equity	2,242,026	$ 2,349,185	$ 2,412,369	2,412,897	$ 1,385,272	$ 1,461,272	1,478,682	$ 1,224,787	$ 1,224,787	$ 1,291,792
Total liabilities and equity	4,976,453			5,163,477			3,526,082
Below-market lease liabilities, net	$ 125,041			$ 131,559			$ 90,624